Financial Assets: - Impairment provision (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Assets
Estimate for impairment beginning balance	$ 336,223	$ 301,947
Estimate for impairment ending balance	359,273	336,223
Accumulated impairment
Financial Assets
Provision impairment	128,000
Mexico
Financial Assets
Estimate for impairment beginning balance	239,748
Increase estimate	2,542	25,309
Estimate for impairment ending balance	242,290	239,748
Colombia (Airplan)
Financial Assets
Estimate for impairment beginning balance	66,864
Increase estimate	6,967	23,414
Provision impairment	792
Effect of foreign currency translation	792
Estimate for impairment ending balance	74,623	66,864
Puerto Rico (Aerostar)
Financial Assets
Estimate for impairment beginning balance	29,611
Increase estimate	24,228
Provision impairment	(16,936)	(14,447)
Effect of foreign currency translation	5,457
Estimate for impairment ending balance	$ 42,360	$ 29,611